Common Stock (Details) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 03, 2020	Dec. 14, 2020	Sep. 25, 2020	Jun. 30, 2021	Jun. 30, 2020
Common Stock (Details) [Line Items]
Shares of common stock			3,000,000
Sale price, per share (in Dollars per share)			$ 0.0001
Offering per share price (in Dollars per share)			$ 5.00
Proceeds of net amount (in Dollars)			$ 12,800,000
Private placement offering, description			the Company has agreed to issue five (5) year warrants to the placement agent to purchase five (5%) of the common shares sold for an exercise price equal to $6.00. Total warrants of 150,000 were issued to the underwriter on September 29, 2020.
Description of fair value of the warrants				The fair value of the warrants issued in connection with the Offering was approximately $249,000 based on the following inputs and assumptions using the BSM: (i) expected stock price volatility of 45.00%; (ii) risk-free interest rate of .14%; and (iii) expected life of the warrants of 5 years. The warrants are included within issuance of common stock in the Statement of Stockholders’ Equity
Convertible notes payable into shares				1,127,872
Description of offering				the Company cancelled 126,532 warrants previously issued to nonemployees in exchange for professional services to meet certain offering listing requirements, of which 6,665 were replaced and deemed vested in full. As a result, the Company recorded approximately $15,000 of additional warrant expense, which was recorded as additional paid-in-capital.
Shares issued	69,709	106,383		150,000	274,123
Common stock share issued	290,000	290,000		152,715
Value of common stock totaling approximately (in Dollars)				$ 220,000
Shares issued				39,437
Common Stock [Member]
Common Stock (Details) [Line Items]
Shares issued	106,383	69,709
Value of common stock totaling approximately (in Dollars)	$ 500,000	$ 500,000
Warrant [Member]
Common Stock (Details) [Line Items]
Warrants exercised (in Dollars)				$ 834,544
Shares of common stock				488,728